Summary of Significant Accounting Policies, Warranties (Details)	12 Months Ended
Dec. 31, 2021
Warranties [Abstract]
Warranty on fuel cells we sell for typically	2 years
Warranty reserve of the sale price of the fuel cells sold	8.00%
Warranty reserve expected to be incurred	12 months